Document and Entity Information	12 Months Ended
Jan. 31, 2021 shares
Document And Entity Information [Abstract]
Entity Registrant Name	C21 Investments Inc.
Entity Central Index Key	0000831609
Entity Current Reporting Status	Yes
Amendment Flag	false
Current Fiscal Year End Date	--01-31
Entity Common Stock, Shares Outstanding	117,057,860
Document Type	40-F
Document Period End Date	Jan. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes